GENERAL (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 05, 2013	Jan. 31, 2024	Dec. 31, 2023	Dec. 18, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss			$ (18,754)		$ (33,694)	$ (34,203)
Accumulated deficit			(474,527)		(455,773)
Net cash used in operating activities			(35,886)		$ (34,113)	$ (22,691)
Non-refundable upfront payment				$ 60,000
Milestone payment				30,000
Potential milestone compensation company is now eligible for				$ 758,000
Preclinical milestone compensation	$ 23,200
Amount of investment in Compugen			12,000				$ 20,000
Upfront payment received	10,000		10,000
Accrued milestone payment			25,500
Potential milestone compensation	$ 250,000		$ 200,000
Percentage of expected from upfront payment amount paid		15.00%